Debt - Credit Agreements (Details)	Mar. 31, 2022 USD ($)	Mar. 18, 2022 measurement	Mar. 17, 2022 USD ($) measurement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Leveraged leases, adjusted covenant ratio | measurement		7.0	6.5
Debt (inclusive of discount)	$ 10,328,276,000			$ 9,364,451,000	$ 8,797,424,000
Revolving Credit Facility
Debt Instrument [Line Items]
Letters of credit outstanding	3,056,000			3,039,000
Remaining amount available for borrowing under credit facility	1,596,944,000			1,746,961,000
New Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	2,250,000,000		$ 1,750,000,000	1,750,000,000
Debt (inclusive of discount)	$ 650,000,000			$ 0	$ 0
Average interest rate	2.20%			1.90%	1.90%
Term Loan A | Term Loan Facility
Debt Instrument [Line Items]
Principal Amount	$ 250,000,000			$ 250,000,000
Debt (inclusive of discount)	$ 250,000,000			$ 203,125,000	$ 215,625,000
Average interest rate	2.10%			1.90%	1.90%
Term B Loan Facility | Term Loan Facility
Debt Instrument [Line Items]
Principal Amount	$ 700,000,000
Debt (inclusive of discount)	$ 672,000,000
Average interest rate	2.90%